THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL FUNDS
REDWHEEL GLOBAL EMERGING EQUITY FUND
DECEMBER 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.1%
	Shares	Value
Argentina — 0.7%
Financials — 0.7%
Grupo Financiero Galicia ADR	27,157	$1,464,849

Total Argentina		1,464,849

Australia — 1.6%
Materials — 1.6%
Anglogold Ashanti	40,629	3,464,841

Total Australia		3,464,841

Brazil — 10.4%
Consumer Discretionary — 1.8%
MercadoLibre *	1,856	3,738,467

Consumer Staples — 1.0%
Ambev	866,600	2,191,902

Financials — 1.2%
Banco BTG Pactual	271,100	2,601,294

Industrials — 3.4%
Embraer ADR	64,524	4,153,410
WEG	344,800	3,052,374
		7,205,784

Materials — 3.0%
Vale ADR, Cl B	495,078	6,450,866

Total Brazil		22,188,313

Chile — 2.8%
Materials — 2.8%
Sociedad Quimica y Minera de Chile ADR *	85,114	5,855,843

Total Chile		5,855,843

China — 26.7%
Communication Services — 6.4%
Kuaishou Technology, Cl B	721,064	5,959,999
Tencent Holdings	98,495	7,558,078
		13,518,077

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL FUNDS
REDWHEEL GLOBAL EMERGING EQUITY FUND
DECEMBER 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
China — (continued)
Consumer Discretionary — 6.7%
Alibaba Group Holding	347,903	$6,387,177
Alibaba Group Holding ADR	28,150	4,126,227
BYD	89,000	1,087,536
Ningbo Tuopu Group, Cl A	247,500	2,738,125
		14,339,065

Financials — 1.3%
China International Capital	1,066,397	2,693,297

Industrials — 5.0%
Contemporary Amperex Technology, Cl A	130,440	6,858,867
Eve Energy, Cl A	220,200	2,071,189
Kanzhun ADR	87,231	1,777,768
		10,707,824

Information Technology — 3.2%
Horizon Robotics, Cl B *	1,999,200	2,231,127
LONGi Green Energy Technology, Cl A *	1,233,300	3,211,070
Victory Giant Technology Huizhou, Cl A	34,500	1,409,706
		6,851,903

Materials — 2.3%
Wanhua Chemical Group, Cl A	129,600	1,421,848
Zijin Mining Group	742,000	3,396,851
		4,818,699

Real Estate — 1.8%
Country Garden Services Holdings	1,782,856	1,383,908
Longfor Group Holdings	2,174,500	2,396,849
		3,780,757

Total China		56,709,622

Congo, Democratic Republic — 1.4%
Materials — 1.4%
Ivanhoe Mines, Cl A *	259,841	2,959,050

Total Congo, Democratic Republic		2,959,050

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL FUNDS
REDWHEEL GLOBAL EMERGING EQUITY FUND
DECEMBER 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Ghana — 0.1%
Energy — 0.1%
Tullow Oil *	2,147,858	$173,719

Total Ghana		173,719

Greece — 1.7%
Financials — 1.7%
Piraeus Bank	465,391	3,713,464

Total Greece		3,713,464

Hong Kong — 1.2%
Materials — 1.2%
Zijin Gold International *	130,670	2,451,059

Total Hong Kong		2,451,059

India — 9.5%
Communication Services — 2.0%
Bharti Airtel	183,288	4,302,041

Consumer Discretionary — 0.7%
Mahindra & Mahindra	36,624	1,512,537

Financials — 2.8%
ICICI Bank	192,798	2,885,527
SBI Life Insurance	128,586	2,914,663
		5,800,190

Industrials — 1.3%
GMR Airports *	1,580,715	1,838,172
InterGlobe Aviation	16,755	945,073
		2,783,245

Materials — 1.0%
Asian Paints	68,933	2,126,676

Real Estate — 1.7%
DLF	265,303	2,029,847
Lodha Developers	137,918	1,630,638
		3,660,485

Total India		20,185,174

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL FUNDS
REDWHEEL GLOBAL EMERGING EQUITY FUND
DECEMBER 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Indonesia — 1.0%
Financials — 1.0%
Bank Mandiri Persero	7,249,700	$2,210,675

Total Indonesia		2,210,675

Kazakhstan — 0.6%
Financials — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR	42,859	1,255,499

Total Kazakhstan		1,255,499

Mexico — 1.9%
Consumer Staples — 0.9%
Wal-Mart de Mexico	634,600	1,976,915

Financials — 1.0%
Grupo Financiero Banorte, Cl O	218,100	2,023,850

Total Mexico		4,000,765

Nigeria — 1.1%
Financials — 1.1%
Guaranty Trust Holding	36,615,107	2,372,659

Total Nigeria		2,372,659

Peru — 0.3%
Financials — 0.3%
Credicorp	1,984	569,408

Total Peru		569,408

Poland — 1.4%
Consumer Staples — 1.4%
Zabka Group *	458,787	2,914,529

Total Poland		2,914,529

Russia — –%
Energy — –%
Rosneft Oil PJSC * (A)	292,949	–

Total Russia		–

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL FUNDS
REDWHEEL GLOBAL EMERGING EQUITY FUND
DECEMBER 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
South Africa — 9.4%
Communication Services — 1.9%
MTN Group	389,296	$3,983,090

Financials — 2.9%
Capitec Bank Holdings	9,895	2,482,353
Standard Bank Group	214,164	3,754,274
		6,236,627

Materials — 4.6%
Gold Fields ADR	90,024	3,930,448
Impala Platinum Holdings	122,090	1,917,505
Valterra Platinum	47,030	3,980,498
		9,828,451

Total South Africa		20,048,168

South Korea — 12.1%
Consumer Discretionary — 3.0%
Kia	74,946	6,353,435

Financials — 4.3%
KB Financial Group	60,299	5,190,821
Shinhan Financial Group	75,078	3,997,887
		9,188,708

Information Technology — 4.8%
Samsung Electronics	120,282	10,081,424

Total South Korea		25,623,567

Taiwan — 7.3%
Industrials — 0.5%
Fortune Electric	44,000	1,067,393

Information Technology — 6.8%
Accton Technology	28,000	1,056,636
Alchip Technologies	18,000	2,009,258
MediaTek	82,660	3,753,193
Taiwan Semiconductor Manufacturing	154,904	7,614,660
		14,433,747

Total Taiwan		15,501,140

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL FUNDS
REDWHEEL GLOBAL EMERGING EQUITY FUND
DECEMBER 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Turkey — 1.3%
Financials — 1.3%
Akbank	1,725,778	$2,797,285

Total Turkey		2,797,285

United Arab Emirates — 0.4%
Financials — 0.4%
First Abu Dhabi Bank PJSC	190,682	905,275

Total United Arab Emirates		905,275

Vietnam — 2.7%
Consumer Staples — 1.3%
Masan Group *	924,100	2,705,540

Financials — 0.5%
VPS Securities JSC *	568,800	1,083,531

Materials — 0.9%
Hoa Phat Group JSC *	1,869,668	1,873,661

Total Vietnam		5,662,732

Zambia — 2.5%
Materials — 2.5%
First Quantum Minerals *	198,530	5,329,859

Total Zambia		5,329,859

TOTAL COMMON STOCK
(Cost $146,149,138)		208,357,495

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL FUNDS
REDWHEEL GLOBAL EMERGING EQUITY FUND
DECEMBER 31, 2025 (UNAUDITED)

PREFERRED STOCK — 1.3%
	Shares	Value
Brazil — 1.3%
Financials — 1.3%
Itau Unibanco Holding (B)	391,812	$2,805,016

Total Brazil		2,805,016

TOTAL PREFERRED STOCK
(Cost $1,885,387)		2,805,016

TOTAL INVESTMENTS— 99.4%
(Cost $148,034,525)		$211,162,511

Percentages are based on Net Assets of $212,470,963.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR	American Depositary Receipt
Cl	Class
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL FUNDS
REDWHEEL NEXT GENERATION POWER INFRASTRUCTURE FUND
DECEMBER 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.9%
	Shares	Value
Belgium — 2.3%
Utilities — 2.3%
Elia Group SA/NV, Cl B	37,997	$4,886,452

Total Belgium		4,886,452

Brazil — 1.3%
Utilities — 1.3%
Transmissora Alianca de Energia Eletrica	365,800	2,811,048

Total Brazil		2,811,048

Canada — 8.4%
Utilities — 8.4%
Algonquin Power & Utilities	1,533,627	9,431,806
Brookfield Renewable Partners	198,285	5,347,746
Northland Power	263,124	3,426,419

Total Canada		18,205,971

China — 4.4%
Energy — 1.5%
China Suntien Green Energy Corp Ltd	6,257,782	3,171,704

Utilities — 2.9%
China Longyuan Power Group Corp Ltd	6,045,898	5,162,377
Xinyi Energy Holdings Ltd	8,568,780	1,211,571
		6,373,948

Total China		9,545,652

France — 2.3%
Utilities — 2.3%
Engie	186,895	4,906,491

Total France		4,906,491

Germany — 1.0%
Utilities — 1.0%
E.ON SE	117,172	2,217,233

Total Germany		2,217,233

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL FUNDS
REDWHEEL NEXT GENERATION POWER INFRASTRUCTURE FUND
DECEMBER 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
India — 4.8%
Utilities — 4.8%
ReNew Energy Global PLC, Cl A *	1,859,724	$10,507,441

Total India		10,507,441

Italy — 10.0%
Utilities — 10.0%
Enel SPA	1,028,288	10,684,662
ERG SPA	430,501	11,069,689

Total Italy		21,754,351

Japan — 2.0%
Utilities — 2.0%
RENOVA Inc *	1,016,505	4,434,073

Total Japan		4,434,073

Singapore — 2.7%
Utilities — 2.7%
Sembcorp Industries	1,230,300	5,748,498

Total Singapore		5,748,498

Spain — 9.2%
Utilities — 9.2%
EDP Renovaveis SA	867,973	12,249,978
Iberdrola SA	351,834	7,613,560

Total Spain		19,863,538

Switzerland — 4.9%
Utilities — 4.9%
BKW AG	49,791	10,559,202

Total Switzerland		10,559,202

United Kingdom — 6.4%
Utilities — 6.4%
Drax Group PLC	619,865	6,967,196
National Grid PLC	444,582	6,804,513

Total United Kingdom		13,771,709

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL FUNDS
REDWHEEL NEXT GENERATION POWER INFRASTRUCTURE FUND
DECEMBER 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — 35.2%
Industrials — 2.3%
Sunrun Inc *	264,480	$4,866,432

Utilities — 32.9%
Avista Corp	126,764	4,885,485
Clearway Energy Inc, Cl C	346,052	11,509,690
Constellation Energy Corp	25,608	9,046,538
Dominion Energy Inc	172,200	10,089,198
Exelon Corp	219,648	9,574,456
NextEra Energy Inc	133,799	10,741,384
Ormat Technologies Inc	64,418	7,116,256
Public Service Enterprise Group Inc	103,936	8,346,061
		71,309,068

Total United States		76,175,500

TOTAL COMMON STOCK
(Cost $176,698,161)		205,387,159

CLOSED END MUTUAL FUND — 2.0%

United Kingdom — 2.0%
Equity Fund — 2.0%
Greencoat UK Wind PLC	3,365,089	4,433,474

Total United Kingdom		4,433,474

TOTAL Closed End Mutual Fund
(Cost $5,477,275)		4,433,474

TOTAL INVESTMENTS— 96.9%
(Cost $182,175,436)		$209,820,633

Percentages are based on Net Assets of $216,491,216.
*	Non-income producing security.

Cl	Class
Ltd.	Limited
PLC	Public Limited Company

RWC-QH-001-1700